Retirement Benefits Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Employee benefits expense	$ 200,045	$ 325,059	$ 424,157